Form N-1A Cover	Jul. 16, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES TOTAL RETURN SERIES, INC.
Entity Central Index Key	0000912763
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 16, 2026
Prospectus Date	Jan. 31, 2026